UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds
BALANCED FUND Semiannual Report February 28, 2003
Long-term capital growth opportunities and current income through a carefully constructed mix of equity and fixed income securities.

Goldman Sachs Balanced Fund
NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS BALANCED FUND
What Differentiates Goldman Sachs Balanced Fund Investment Process?
The Balanced Fund is a diversified investment portfolio that utilizes an asset allocation process of strategically selecting different asset classes — such as stocks, bonds and cash — in precise proportions. The Fund then adjusts its holdings over time. Goldman Sachs’ exclusive approach to asset allocation combines our global presence, extensive market knowledge and risk management expertise. GOLDMAN SACHS BALANCED FUND INVESTMENT PROCESS
Growth Value Fixed Equity Equity Income
Equity Fixed Income
Quarterly Re-balancing
Goldman Sachs Balanced Fund 1 VALUE AND GROWTH EQUITY INVESTMENTS
Utilizing two distinct complementary investment strategies, our approach to selecting stocks for the Fund’s equity portion provides diversified equity participation.
Over time, the performance of value and growth stocks has been roughly equal — but that performance has been generated at different times as the styles move in and out of favor. Since it is impossible to predict cycles of outperformance, many investors choose to have exposure to both styles in their portfolio.
2 RESEARCH-INTENSIVE APPROACH
In Equity investing, we take an intensive, hands-on approach to research, meeting with company management to gain an in-depth understanding of their long-term business objectives.We also meet with a company’s customers, competitors and suppliers so that we have insight into industry-wide trends.
With expertise in global fixed income and currency management, Goldman Sachs is a preeminent fixed income manager that strives to maximize returns within a risk adjusted framework.
3 ESTABLISHED TEAM MANAGEMENT
We are distinguished from our competitors by our team approach to investment management. In contrast to a “star“approach centered on one manager, each portfolio manager/research analyst participates fully in the decision-making process.This approach encourages intense debate over new and existing holdings and prevents us from becoming too ingrained in our ideas. Finally, our team structure protects us in the event that one of our portfolio managers/research analysts leaves the firm.

GOLDMAN SACHS BALANCED FUND
Portfolio Results
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs Balanced Fund during the six-month reporting period that ended February 28, 2003. Performance Review
For the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -1.73%, -2.06%, -2.11%, -1.53%, and -1.76%, respectively. These returns compare to the -7.29% and 4.74% cumulative total returns of the Fund’s benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index, respectively. As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets.
Asset Allocation
Equities — As of February 28, 2003, the Fund was 54.3% invested in growth and value equities. This compared to a 45.9% allocation on August 31, 2002. As bottom-up stock pickers, we focus on the real worth of the business, and to the extent that we find several businesses in related industries that have long-term growth potential, we may develop an overweight position in a particular sector. With this in mind, as of February 28, 2003, the Fund maintained overweight positions in the Media, Energy, and Finance sectors. The Fund held underweight positions in the Health Care, Technology, Telecommunications, and Consumer Cyclicals sectors.
Fixed Income — As of February 28, 2003, the Fund was 45.7% invested in fixed income securities, compared to 47.5% on August 31, 2002. Over the period, the portfolio was generally underweight in Treasuries, agency securities, and asset-backed securities and overweight in corporates and mortgage-backed securities. At the end of the reporting period, however, the Fund had a neutral exposure to corporates on both a market value and a contribution to duration basis. The portfolio was also underweight in mortgage-backed securities on a market value basis but overweight on a contribution to duration basis. The Fund was slightly overweight in Treasuries at the end of February, including an allocation to TIPS (Treasury Inflation Protected Securities). Starting in mid-November 2002, the Fund instituted a municipals trade due to compelling valuations in the municipals market. In the emerging market debt sector, the Fund held tactical allocations to countries such as South Africa, Poland, Mexico, the Dominican Republic, and Russia.

Portfolio Highlights
The overall equity market, as measured by the S&P 500 Index, fell 7.29% during the six-month reporting period that ended February 28, 2003. Both the growth and value components of the Fund’s portfolio were adversely affected by the weakness in the equity markets. In particular, the growth portion of the portfolio was hurt by its exposure to several Pharmaceutical firms that experienced company-specific problems. The Fund’s exposure to the Media sector also dragged down results, as these issues fell in value because of the uncertain advertising environment given the softness of the economy. The value portion of the portfolio outperformed its benchmark on a relative basis but it generated a negative absolute return. One area that hindered returns was its holdings in a number of Financial firms, which were under pressure due to potential conflicts of interest with regard to their research operations.
While the Fund produced an overall negative return during the reporting period, there were a number of stocks within the Fund’s portfolio that performed relatively well.
VALUE EQUITY
Fox Entertainment Group, Inc. — Fox Entertainment Group, Inc. was a top contributor to performance during the reporting period. The company has benefited from its strong cash flow generation, good expense management and ratings, and market share gains.
BJ Services Co. — BJ Services Co., an oil-services company, has benefited as a leader in the pressure pumping segment of the market. The company has strong fundamentals, free cash flow generation, and has been able to increase its earnings power. In addition, BJ Services Co. is expanding its core business internationally in an attempt to improve its market presence.
GROWTH EQUITY
Cablevision Corp. — Cablevision Corp. (Cablevision) is the seventh largest cable T.V. operator in the U.S. and management has recently made several strategic moves to enhance its operations. In November 2002, Quadrangle Capital Partners invested $75 million in the firm and Steven Rattner, an experienced media investment banker and principal of Quadrangle, joined Cablevision’s board of directors. This was a positive development for Cablevision as they should benefit greatly from having a seasoned media investor on their board. The company also announced a series of transactions planned to decrease debt. Among these is the planned sale of Bravo cable entertainment channel to NBC for $1.25 billion, as well as the sale of its movie theater chain, Clearview Cinemas, and the closing of more than half of its 43 Wiz electronics stores. These developments have reaffirmed our faith in Cablevision management’s ability and dedication to increasing shareholder value.

EchoStar Communications Corp. — EchoStar Communications Corp. (EchoStar) is the second largest Satellite TV operator in the U.S. and is the fastest growing multi-channel video distributor. Although the attempt to merge with DirecTV was unsuccessful, the market was encouraged by Echostar’s immediate attention to the costs of the failed merger. It is apparent that the company is quickly dealing with the financial consequences and is expected to focus more on growing its subscriber base going forward. In general, we believe EchoStar is an attractive growth investment due to its excellent management, subscriber growth, recurring revenue stream business model, and competitive positioning.
FIXED INCOME
During the reporting period, the Federal Reserve Board (the “Fed”) cut rates once, dropping the Fed Funds rate from 1.75% to 1.25% at its November 2002 meeting. Treasury yields rose at the beginning of the period but rallied by period-end in response to mixed economic data, renewed weakness in the equity markets, and the increasing probability of war with Iraq. The corporate bond market outperformed Treasuries over the period, staging a recovery from third quarter 2002’s poor performance. Notable de-leveraging, lower relative volatility, and improved technicals all helped corporate bonds to overcome earlier negative sentiments. The Fund’s exposure to investment grade corporates, as well as to high yield bonds, was the main contributor to returns over the period. Exposure to mortgage-backed securities and emerging market debt also enhanced results.
We thank you for your investment and look forward to earning your continued confidence.
Goldman Sachs Value Team, Goldman Sachs Growth Investment Team, Goldman Sachs Fixed Income Investment Management Team
New York, March 14, 2003

GOLDMAN SACHS BALANCED FUND
Fund Basics
as of February 28, 2003 Assets Under Management
$135.4 Million
Number of Holdings
326
NASDAQ SYMBOLS
Class A Shares
GSBFX
Class B Shares
GSBBX
Class C Shares
GSBCX
Institutional Shares
GSBIX
Service Shares
GSBSX PERFORMANCE REVIEW
Fund Total Return S&P 500 Lehman Brothers September 1, 2002–February 28, 2003 (based on NAV)1 Index2 Aggregate Bond Index2
Class A -1.73% -7.29% 4.74% Class B -2.06 -7.29 4.74 Class C -2.11 -7.29 4.74 Institutional -1.53 -7.29 4.74 Service -1.76 -7.29 4.74
1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The S&P 500 Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Lehman Brothers Aggregate Bond Index is an unmanaged index of bond prices. The Indexes do not reflect any deduction for fees, expenses or taxes.
STANDARDIZED TOTAL RETURNS(3) For the period ended 12/31/02 Class A Class B Class C Institutional Service
One Year -15.01% -15.22% -11.66% -9.74% -10.17% Five Years -1.66 -1.69 -1.29 -0.14 -0.704 Since Inception 6.21 3.52 -0.91 0.22 6.834 (10/12/94) (5/1/96) (8/15/97) (8/15/97) (10/12/94)
3The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. 4Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of the Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the Balanced Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
TOP 10 EQUITY HOLDINGS AS OF 2/28/03(5) Holding % of Total Net Assets Line of Business
Exxon Mobil Corp. 1.8% Energy Resources Pfizer, Inc. 1.4 Drugs Bank of America Corp. 1.4 Banks Microsoft Corp. 1.3 Computer Software Johnson & Johnson 1.2 Drugs Citigroup, Inc. 1.2 Banks Wyeth 1.0 Drugs Wal-Mart Stores, Inc. 1.0 Department Stores Freddie Mac 1.0 Financial Services The Procter & Gamble Co. 0.9 Home Products
5The top 10 equity holdings may not be representative of the Fund’s future investments.

 GOLDMAN SACHS BALANCED FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on October 12, 1994 (commencement of operations) in Class A Shares (maximum sales charge of 5.5%) of the Goldman Sachs Balanced Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), and the Lehman Brothers Aggregate Bond Index (“LBAB Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

Balanced Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested October 12, 1994 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	Five Years	One Year	Six Months(a)

Class A (commenced October 12, 1994)
Excluding sales charges	6.57%	-2.02%	-10.32%	-1.73%
Including sales charges	5.86%	-3.12%	-15.24%	-7.15%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	3.15%	-2.74%	-10.97%	-2.06%
Including contingent deferred sales charges	3.15%	-3.14%	-15.42%	-6.96%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-1.22%	-2.74%	-10.98%	-2.11%
Including contingent deferred sales charges	-1.22%	-2.74%	-11.87%	-3.09%

Institutional Class (commenced August 15, 1997)	-0.09%	-1.61%	-9.94%	-1.53%

Service Class (commenced August 15, 1997)	-0.65%	-2.17%	-10.38%	-1.76%

(a)	Not annualized.

GOLDMAN SACHS BALANCED FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 50.9%

Airlines – 0.1%
13,420	Southwest Airlines Co.	$161,979

Alcohol – 0.2%
4,905	Anheuser-Busch Companies, Inc.	228,082

Apartment – 0.1%
3,050	Equity Residential Properties Trust	74,054

Apparel – 0.2%
8,400	Jones Apparel Group, Inc.*	238,224

Banks – 5.5%
27,650	Bank of America Corp.	1,914,486
9,568	Charter One Financial, Inc.	276,611
47,538	Citigroup, Inc.	1,584,917
28,600	KeyCorp	678,678
2,903	M&T Bank Corp.	229,395
5,500	North Fork Bancorporation, Inc.	177,320
9,800	State Street Corp.	361,130
3,600	The Bank of New York Co., Inc.	82,008
39,563	U.S. Bancorp	827,658
12,825	Wachovia Corp.	455,031
19,198	Wells Fargo & Co.	870,629

		7,457,863

Biotechnology – 0.2%
5,800	Amgen, Inc.*	316,912

Brokers – 0.4%
3,300	Lehman Brothers Holdings, Inc.	182,721
8,135	Merrill Lynch & Co., Inc.	277,241
2,800	Morgan Stanley	103,180

		563,142

Chemicals – 1.0%
2,900	3M Co.	363,573
3,000	Avery Dennison Corp.	172,200
8,977	E.I. du Pont de Nemours & Co.	329,187
8,600	Praxair, Inc.	454,510

		1,319,470

Clothing – 0.2%
17,600	The TJX Companies, Inc.	282,832

Computer Hardware – 2.3%
6,900	CDW Computer Centers, Inc.*	301,254
50,700	Cisco Systems, Inc.*	708,786
34,022	Dell Computer Corp.*	917,233
37,300	EMC Corp.*	275,647
34,700	Hewlett-Packard Co.	549,995
4,800	Zebra Technologies Corp.*	302,784

		3,055,699

Computer Software – 2.6%
9,500	International Business Machines Corp.	740,525
9,400	Intuit, Inc.*	446,688
76,400	Microsoft Corp.	1,810,680
24,000	Oracle Corp.*	287,040
9,900	Sabre Holdings Corp.*	163,944
2,100	Symantec Corp.*	84,987

		3,533,864

Defense/Aerospace – 0.7%
2,797	General Dynamics Corp.	165,750
2,000	Lockheed Martin Corp.	91,440
1,700	Raytheon Co.	46,036
10,511	United Technologies Corp.	615,735

		918,961

Department Stores – 1.5%
7,400	Family Dollar Stores, Inc.	208,828
13,100	Federated Department Stores, Inc.*	334,050
7,015	The May Department Stores Co.	137,634
27,800	Wal-Mart Stores, Inc.	1,336,068

		2,016,580

Drugs – 5.2%
5,323	Abbott Laboratories	189,605
17,000	Bristol-Myers Squibb Co.	396,100
10,600	Eli Lilly & Co.	599,536
30,446	Johnson & Johnson	1,596,893
15,155	Merck & Co., Inc.	799,426
65,146	Pfizer, Inc.	1,942,654
5,400	Schering-Plough Corp.	97,308
39,900	Wyeth	1,406,475

		7,027,997

Electrical Utilities – 1.4%
5,000	Dominion Resources, Inc.	269,500
10,315	Entergy Corp.	469,848
10,664	Exelon Corp.	524,136
3,130	FirstEnergy Corp.	92,335
3,550	FPL Group, Inc.	198,835
8,975	PPL Corp.	315,651

		1,870,305

Energy Resources – 4.4%
2,300	Anadarko Petroleum Corp.	105,984
8,700	Apache Corp.	567,936
3,900	Burlington Resources, Inc.	180,765
6,671	ChevronTexaco Corp.	428,078
19,401	ConocoPhillips	983,631
72,967	Exxon Mobil Corp.	2,482,337
12,900	Murphy Oil Corp.	555,087
14,400	Occidental Petroleum Corp.	430,560
9,364	Pioneer Natural Resources Co.*	244,869

		5,979,247

Entertainment – 0.1%
8,800	Metro-Goldwyn-Mayer, Inc.*	88,088

Environmental Services – 0.2%
13,627	Waste Management, Inc.	271,177

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Financial Services – 3.0%
12,198	Countrywide Financial Corp.	$651,251
19,700	Fannie Mae	1,262,770
24,206	Freddie Mac	1,322,858
24,700	MBNA Corp.	342,095
4,540	SLM Corp.	494,633

		4,073,607

Food & Beverage – 1.8%
9,517	H.J. Heinz Co.	292,172
23,270	PepsiCo, Inc.	891,706
18,014	The Coca-Cola Co.	724,523
9,700	Wm. Wrigley Jr. Co.	520,211

		2,428,612

Forest – 0.6%
9,667	Bowater, Inc.	366,863
6,600	International Paper Co.	231,198
3,100	Weyerhaeuser Co.	154,535

		752,596

Heavy Electrical – 0.1%
3,800	Emerson Electric Co.	178,866

Heavy Machinery – 0.2%
6,534	Deere & Co.	270,377

Home Products – 2.5%
18,000	Avon Products, Inc.	936,000
9,700	Colgate-Palmolive Co.	488,007
6,420	Kimberly-Clark Corp.	294,229
4,300	The Clorox Co.	181,933
7,700	The Gillette Co.	232,463
15,554	The Procter & Gamble Co.	1,273,250

		3,405,882

Hotels – 0.9%
38,200	Cendant Corp.*	470,242
7,200	Harrah’s Entertainment, Inc.*	236,448
11,600	Marriott International, Inc.	350,552
8,000	Starwood Hotels & Resorts Worldwide, Inc. Class B	180,880

		1,238,122

Industrial Parts – 1.6%
5,175	American Standard Companies, Inc.*	354,539
11,900	Energizer Holdings, Inc.*	315,945
43,300	General Electric Co.	1,041,365
8,675	Illinois Tool Works, Inc.	516,770

		2,228,619

Information Services – 1.2%
30,900	Accenture Ltd.*	474,006
6,100	Affiliated Computer Services, Inc.*	273,463
2,700	Automatic Data Processing, Inc.	87,750
15,400	First Data Corp.	533,610
1,700	Moody’s Corp.	74,970
3,300	Paychex, Inc.	86,526
4,850	Valassis Communications, Inc.*	110,483

		1,640,808

Life Insurance – 0.4%
9,838	John Hancock Financial Services, Inc.	276,448
11,000	MetLife, Inc.	287,870

		564,318

Media – 3.2%
43,450	AOL Time Warner, Inc.*	491,854
11,174	Cablevision Systems New York Group*	198,785
8,226	Clear Channel Communications, Inc.*	300,331
10,775	Cox Communications, Inc.*	319,479
12,700	EchoStar Communications Corp.*	334,391
25,771	Fox Entertainment Group, Inc.*	688,859
24,900	General Motors Corp. Class H*	253,731
36,060	Liberty Media Corp. Series A*	331,391
14,300	Univision Communications, Inc.*	354,211
29,136	Viacom, Inc. Class B*	1,081,820

		4,354,852

Medical Products – 0.2%
8,625	Becton, Dickinson & Co.	296,700

Mining – 0.1%
7,599	Alcoa, Inc.	155,780

Office Industrial – 0.0%
1,200	Liberty Property Trust	37,464

Oil Services – 0.4%
13,400	BJ Services Co.*	460,558
2,500	Schlumberger Ltd.	104,025

		564,583

Other REIT – 0.1%
2,700	iStar Financial, Inc.	76,680

Property Insurance – 2.6%
12,700	AMBAC Financial Group, Inc.	620,395
22,122	American International Group, Inc.	1,090,394
12,400	PartnerRe Ltd.	618,140
13,578	RenaissanceRe Holdings Ltd. Series B	503,472
8,682	XL Capital Ltd.	615,901

		3,448,302

Publishing – 0.5%
4,412	Dow Jones & Co., Inc.	158,303
2,600	Gannett Co., Inc.	187,642
1,100	The McGraw-Hill Companies, Inc.	61,864
6,200	The New York Times Co.	288,052

		695,861

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Shares	Description	Value
Common Stocks – (continued)

Railroads – 0.2%
7,696	Canadian National Railway Co.	$326,772

Security/Asset Management – 0.3%
48,640	The Charles Schwab Corp.	384,256

Semiconductors – 1.4%
9,900	Fairchild Semiconductor Corp.*	120,384
26,000	Integrated Circuit Systems, Inc.*	620,360
8,800	Integrated Device Technology, Inc.*	76,560
40,300	Intel Corp.	695,175
17,800	Texas Instruments, Inc.	298,150
6,200	Xilinx, Inc.*	141,980

		1,952,609

Specialty Retail – 0.3%
4,000	Lowe’s Companies, Inc.	157,200
9,800	Walgreen Co.	275,772

		432,972

Telecommunications Equipment – 0.7%
27,756	QUALCOMM, Inc.*	959,802

Telephone – 1.5%
2,707	AT&T Corp.	50,188
29,000	BellSouth Corp.	628,430
52,471	SBC Communications, Inc.	1,091,397
8,490	Verizon Communications, Inc.	293,584

		2,063,599

Thrifts – 0.1%
2,200	Washington Mutual, Inc.	75,966

Tobacco – 0.6%
16,330	Altria Group, Inc.	631,154
5,600	UST, Inc.	161,448

		792,602

Wireless – 0.1%
21,900	Crown Castle International Corp.*	84,972

TOTAL COMMON STOCKS
(Cost $70,492,833)		$68,890,055

Exchange Traded Funds – 0.9%

14,200	SPDR Trust Series 1	$1,205,580

TOTAL EXCHANGE TRADED FUNDS		$1,205,580

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – 0.6%

Home Equity – 0.2%
AQ Finance NIM Trust Series 2002-1†
$116,730	9.50%	05/25/2032	$116,730
Option One Mortgage Securities Corp. Series 2002-2A†
173,804	8.83	06/26/2032	173,839

			290,569

Manufactured Housing – 0.4%
Mid-State Trust Series 4, Class A
499,880	8.33	04/01/2030	553,822

TOTAL ASSET-BACKED SECURITIES
(Cost $856,961)			$844,391

Corporate Bonds – 12.5%

Aerospace/Defense – 0.1%
Alliant Techsystems, Inc.
$125,000	8.50%	05/15/2011	$135,312

Airlines – 0.3%
Continental Airlines, Inc.
215,989	6.54	09/15/2008	114,474
Northwest Airlines, Inc.
176,035	7.67	01/02/2015	114,423
Northwest Airlines, Inc., Class C
172,289	8.97	01/02/2015	87,094
Northwest Airlines, Inc. – Trust Series A
36,150	8.26	03/10/2006	27,113

			343,104

Automotive – 0.3%
Federal-Mogul Corp.Δ
250,000	7.50	01/15/2009	35,000
Ford Motor Co.
500,000	6.63	10/01/2028	384,980
65,000	7.45	07/16/2031	54,300
Hayes Lemmerz International, Inc. Series BΔ
250,000	8.25	12/15/2008	3,750

			478,030

Banks – 0.7%
Astoria Financial Corp.
150,000	5.75	10/15/2012	153,602
Bank United Corp.
100,000	8.88	05/01/2007	120,662
CS First Boston USA, Inc.
100,000	6.50	01/15/2012	108,285
Popular North America, Inc. Series E
150,000	6.13	10/15/2006	162,994
Washington Mutual, Inc.
350,000	8.25	04/01/2010	423,040

			968,583

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Brokerage – 0.2%
Lehman Brothers Holdings, Inc.
$50,000	7.88%	08/15/2010	$60,331
Morgan Stanley
150,000	6.60	04/01/2012	167,627

			227,958

Captive Automotive – 0.2%
General Motors Acceptance Corp.
110,000	6.88	09/15/2011	109,503
100,000	6.88	08/28/2012	99,174

			208,677

Chemicals – 0.2%
Lyondell Chemical Co. Series B
250,000	9.88	05/01/2007	238,750

Consumer Cyclicals – 0.1%
Cendant Corp.
50,000	6.88	08/15/2006	52,762
50,000	7.38	01/15/2013	52,229

			104,991

Diversified Manufacturing – 0.6%
Tyco International Group SA
400,000	6.38	06/15/2005	394,000
200,000	6.38	02/15/2006	194,500
200,000	6.75	02/15/2011	189,000

			777,500

Electric – 0.5%
MidAmerican Energy Holdings Co.
80,000	7.23	09/15/2005	87,647
80,000	7.63	10/15/2007	91,716
MidAmerican Funding LLC
90,000	6.75	03/01/2011	100,939
Mirant Americas Generation LLC
200,000	7.63	05/01/2006	116,000
NRG Energy, Inc.Δ
180,000	7.75	04/01/2011	52,650
Progress Energy, Inc.
75,000	7.10	03/01/2011	84,727
Public Service Co.†
100,000	7.88	10/01/2012	120,020
TXU Corp. Series J
90,000	6.38	06/15/2006	86,400

			740,099

Energy – 0.1%
Pride International, Inc.
125,000	9.38	05/01/2007	129,688

Entertainment – 0.4%
Time Warner Entertainment Co.
350,000	7.25	09/01/2008	386,369
Viacom, Inc.
150,000	7.70	07/30/2010	180,224

			566,593

Environmental – 0.5%
Allied Waste North America, Inc. Series B
250,000	7.63	01/01/2006	251,875
Waste Management, Inc.
400,000	7.38	08/01/2010	455,252

			707,127

Finance – 0.1%
PHH Corp.
200,000	7.13	03/01/2013	202,531

Food & Beverage – 0.3%
Tyson Foods, Inc.
100,000	7.25	10/01/2006	111,125
200,000	8.25	10/01/2011	238,798

			349,923

Gaming – 0.2%
Hollywood Casino Corp.
125,000	11.25	05/01/2007	133,750
Park Place Entertainment Corp.
125,000	8.88	09/15/2008	129,687
50,000	7.50	09/01/2009	50,750

			314,187

Health Care – 0.6%
Anthem Insurance Companies, Inc.†
100,000	9.13	04/01/2010	122,498
Anthem, Inc.
175,000	6.80	08/01/2012	197,861
HCA, Inc.
100,000	7.88	02/01/2011	111,640
150,000	6.95	05/01/2012	160,784
50,000	6.30	10/01/2012	51,370
Healthsouth Corp.
175,000	7.63	06/01/2012	141,750

			785,903

Independent – 0.2%
Devon Energy Corp.
200,000	7.95	04/15/2032	243,971

Insurance Companies – 0.2%
Prudential Funding LLC†
200,000	6.60	05/15/2008	223,046

Media-Cable – 0.6%
Adelphia Communications Corp.Δ
125,000	9.38	11/15/2009	53,125
AT&T Broadband Corp.
200,000	8.38	03/15/2013	238,011
Charter Communications Holdings LLC
250,000	8.25	04/01/2007	121,250
Comcast Cable Communications
150,000	6.38	01/30/2006	159,105
Comcast UK Cable Partners Ltd.
62,000	11.20	11/15/2007	45,570
Lenfest Communications, Inc.
100,000	8.38	11/01/2005	110,487

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Media-Cable – (continued)
Tele-Communications, Inc.
$25,000	9.65%	10/01/2003	$25,551
Telewest Communications PLC+
250,000	0.00/9.25	04/15/2009	41,250

			794,349

Media-Non Cable – 0.5%
Clear Channel Communications, Inc.
250,000	8.00	11/01/2008	276,250
INTELSAT
100,000	7.63	04/15/2012	102,793
News America Holdings, Inc.
135,000	8.00	10/17/2016	158,556
PanAmSat Corp.
170,000	6.13	01/15/2005	170,000

			707,599

Noncaptive-Consumer – 0.5%
Countrywide Home Loans, Inc.
100,000	5.50	08/01/2006	107,759
300,000	4.25	12/19/2007	307,178
Household Finance Corp.
250,000	6.38	10/15/2011	270,728
50,000	6.38	11/27/2012	54,658

			740,323

Noncaptive-Diversified – 0.2%
CIT Group, Inc.
200,000	6.50	02/07/2006	213,340

Oil Field Services – 0.1%
Petroleum Geo-Services ASA
300,000	7.13	03/30/2028	120,750

Paper – 0.6%
Fort James Corp.
200,000	4.75	06/29/2004	203,733
Packaging Corp. of America
250,000	9.63	04/01/2009	271,250
Riverwood International Corp.
250,000	10.63	08/01/2007	256,250
Weyerhaeuser Co.
80,000	6.75	03/15/2012	88,392

			819,625

Pipelines – 0.2%
Kinder Morgan Energy Partners LP
200,000	6.75	03/15/2011	223,697
50,000	7.75	03/15/2032	59,431

			283,128

Property/ Casualty Insurance – 0.2%
ACE INA Holdings, Inc.
150,000	8.30	08/15/2006	171,035
Safeco Corp.
75,000	4.88	02/01/2010	76,134

			247,169

REITs – 0.3%
Liberty Property LP
205,000	7.10	08/15/2004	216,790
Simon Property Group LP
225,000	6.63	06/15/2003	228,054

			444,844

Supermarkets – 0.1%
Fred Meyer, Inc.
50,000	7.45	03/01/2008	57,606
Kroger Co.
100,000	7.63	09/15/2006	113,842

			171,448

Tobacco – 0.4%
Philip Morris Companies, Inc.
200,000	7.50	04/01/2004	210,733
R.J. Reynolds Tobacco Holdings, Inc.
170,000	7.38	05/15/2003	171,132
UST, Inc.
150,000	6.63	07/15/2012	168,703

			550,568

Utilities – 0.1%
TECO Energy, Inc.
100,000	10.50	12/01/2007	105,000

Wireless Telecommunications – 0.6%
AT&T Wireless
70,000	8.13	05/01/2012	75,250
AT&T Wireless Services, Inc.
200,000	8.75	03/01/2031	211,000
Nextel Communications, Inc.
250,000	9.38	11/15/2009	251,250
Triton PCS, Inc.
125,000	8.75	11/15/2011	101,562
Verizon Wireless Capital LLC
200,000	5.38	12/15/2006	211,973

			851,035

Wirelines Telecommunications – 2.3%
360 Communications Co.
575,000	7.13	03/01/2003	575,000
British Telecommunications PLC
250,000	8.38	12/15/2010	302,856
50,000	8.88	12/15/2030	64,756
Citizens Communications Co.
100,000	7.63	08/15/2008	111,000
250,000	9.00	08/15/2031	298,120
Deutsche Telekom International Finance BV
200,000	8.75	06/15/2030	233,459
Koninklijke (Royal) KPN NV
100,000	8.00	10/01/2010	118,388
Qwest Capital Funding, Inc.
250,000	5.88	08/03/2004	218,750
150,000	7.25	02/15/2011	105,000

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds – (continued)

Wirelines Telecommunications – (continued)
Qwest Corp.
$100,000	8.88	%†	03/15/2012	$104,000
20,000	6.88		09/15/2033	16,500
Sprint Capital Corp.
100,000	6.13		11/15/2008	94,000
250,000	7.63		01/30/2011	242,500
150,000	6.88		11/15/2028	123,000
Verizon Global Funding Corp.
400,000	7.25		12/01/2010	462,889

				3,070,218

TOTAL CORPORATE BONDS
(Cost $17,451,378)				$16,865,369

Emerging Market Debt – 2.6%

Central Bank of Dominican Republic
$200,000	9.50%		09/27/2006	$209,500
170,000	9.04	†	01/23/2013	161,925
Mexican United States
330,000	11.38		09/15/2016	448,800
Ministry Finance of Russia
580,000	3.00		05/14/2003	579,208
100,000	3.00		05/14/2008	85,251
PDVSA Finance Ltd.
130,000	6.45		02/15/2004	121,225
Republic of Colombia
90,000	10.50		07/09/2010	92,250
Republic of Peru
230,000	9.13		01/15/2008	242,305
Republic of Poland€
PLN 3,200,000	5.75		06/24/2008	829,917
Republic of South Africa€
ZAR 4,900,000	13.00		08/31/2010	695,575
Republic of Trinidad & Tobago
50,000	9.88		10/01/2009	61,500

TOTAL EMERGING MARKET DEBT
(Cost $3,506,541)				$3,527,456

Mortgage Backed Obligations – 15.8%

Federal Home Loan Mortgage Corp. (FHLMC) – 5.8%
$589,431	8.00%		07/01/2015	$627,759
223,013	7.00		12/01/2015	237,205
681,860	6.50		07/01/2016	720,987
439,107	7.50		02/01/2027	468,270
928,751	7.50		03/01/2027	990,433
929,208	7.00		06/01/2032	979,041
1,762,687	7.00		07/01/2032	1,857,218
2,000,000	5.00		TBA – 15 YR α	2,043,120

				7,924,033

Federal National Mortgage Association (FNMA) – 5.3%
485,395	7.00		01/01/2016	517,195
124,362	7.00		02/01/2016	132,509
78,419	6.50		09/01/2025	81,962
72,168	6.50		10/01/2025	75,428
115,285	6.50		11/01/2025	120,493
734,785	7.00		11/01/2030	778,503
1,339,932	7.50		03/01/2031	1,437,161
942,044	6.50		04/01/2032	989,769
890,387	7.00		07/01/2032	938,821
2,000,000	5.00		TBA – 15 YR α	2,041,240

				7,113,081

Collateralized Mortgage Obligations (CMOs) – 1.7%
Inverse Floaters # – 1.7%
FNMA Series 1993-248, Class SA
743,495	5.56		08/25/2023	752,157
GNMA Series 2001-48, Class SA
150,304	22.13		10/16/2031	187,006
GNMA Series 2001-51, Class SA
240,803	26.69		10/16/2031	307,212
GNMA Series 2001-51, Class SB
302,184	22.13		10/16/2031	377,862
GNMA Series 2001-59, Class SA
227,554	21.97		11/16/2024	283,278
GNMA Series 2001-62, Class SB
172,951	21.65		11/16/2027	216,289
GNMA Series 2002-13, Class SB
111,069	31.31		02/16/2032	145,612

				2,269,416

Non-Agency CMOs – 2.6%
Asset Securitization Corp. Series 1997-D4, Class A 1D
450,000	7.49		04/14/2027	516,461
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
1,000,000	6.55		01/17/2035	1,130,677
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
600,000	7.20		09/15/2010	708,187
LB Commercial Conduit Mortgage Trust Series 1998-C1, Class A3
1,000,000	6.48		01/18/2008	1,129,377

				3,484,702

Sequential Fixed Rate CMOs – 0.4%
First Nationwide Trust Series 1999-5, Class 1PA1
564,261	7.00		01/19/2030	579,146

TOTAL CMOS
(Cost $5,737,723)				$6,333,264

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $20,271,028)				$21,370,378

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures – 0.8%

Federal Home Loan Mortgage Corp.
$100,000	7.00%	03/15/2010	$120,985
Federal National Mortgage Association
900,000	4.50	07/29/2005	904,290

TOTAL AGENCY DEBENTURES
(Cost $1,018,358)			$1,025,275

Municipals – 0.8%

Chicago Illinois Wastewater Transmission RB (FGIC) (AAA/Aaa)
$100,000	5.50%	01/01/2009	$113,593
Colorado Department TRANS Series A (MBIA) (AAA/ Aaa)
100,000	5.25	06/15/2010	113,433
Georgia State GO (AAA/ Aaa)
150,000	7.10	09/01/2009	187,336
Hawaii State GO Series CV (FGIC) (AAA/ Aaa)
100,000	5.50	08/01/2011	115,350
Massachusetts State Go Series C (FSA) (AAA/ Aaa)
100,000	5.50	11/01/2012	115,339
New Jersey Economic Development Authority RB School Facilities Construction Series C (MBIA) (AAA/ Aaa)
200,000	5.00	06/15/2012	222,828
New Jersey State Transit Corp. COPS Series A (AMBAC) (AAA/ Aaa)
100,000	5.50	09/15/2012	114,910
New York State Thruway Authority Service Contract RB (AMBAC) (AAA)
100,000	5.50	04/01/2011	114,512

TOTAL MUNICIPALS
(Cost $1,087,323)			$1,097,301

U.S. Treasury Obligations – 12.1%

U.S. Treasury Interest-Only Stripped Securities@
$4,100,000	4.61%	02/15/2014	$2,574,144
1,500,000	4.69	08/15/2014	913,455
U.S. Treasury Principal-Only Stripped Securities@
2,800,000	5.35 •	05/15/2021	1,115,828
4,970,000	5.36	11/15/2021	1,923,440
U.S. Treasury Bonds
300,000	6.88	08/15/2025	387,039
U.S. Treasury Notes
3,500,000	1.75	12/31/2004	3,519,040
1,500,000	1.63	01/31/2005	1,503,692
1,231,813	3.63	01/15/2008	1,391,275
376,355	4.25	01/15/2010	444,922
1,900,000	6.50	02/15/2010	2,286,156
311,841	3.50	01/15/2011	355,352

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,703,063)			$16,414,343

Repurchase Agreement – 6.3%

Joint Repurchase Agreement Account II^
$8,600,000	1.38%	03/03/2003	$8,600,000
Maturity Value: $8,600,989

TOTAL REPURCHASE AGREEMENT
(Cost $8,600,000)			$8,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $139,001,685)			$139,840,148

Shares	Description	Value
Securities Lending Collateral – 0.5%

669,900	Boston Global Investment Trust – Enhanced Portfolio	$669,900

TOTAL SECURITIES LENDING COLLATERAL
(Cost $669,900)		$669,900

TOTAL INVESTMENTS
(Cost $139,671,585)		$140,510,048

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

*	Non-income producing security.

^	Joint repurchase agreement was entered into on February 28, 2003.

#	Variable rate security. Coupon rate disclosed is that which was in effect at February 28, 2003.

α	TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally ± 2.5%) principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,022,058, which represented 0.8% of net assets as of February 28, 2003.

+	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

@	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

Δ	Security currently in default.

•	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

€	The principal amount of each security is stated in the currency in which the bond is denominated. See below. PLN = Polish Zloty ZAR = South African Rand.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
MBIA	—	Insured by Municipal Bond Investors Assurance
RB	—	Revenue Bond
REIT	—	Real Estate Investment Trust
TRANS	—	Tax Revenue Anticipation Notes

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statement of Assets and Liabilities
February 28, 2003 (Unaudited)

Assets:

Investment in securities, at value (identified cost $139,001,685)	$139,840,148
Securities lending collateral, at value	669,900
Cash, at value(a)	1,085,801
Receivables:
Investment securities sold	9,027,643
Dividends and interest, at value	774,295
Fund shares sold	558,258
Reimbursement from investment adviser	15,610
Forward foreign currency exchange contracts, at value	7,139
Other assets	14,975

Total assets	151,993,769

Liabilities:

Payables:
Investment securities purchased	15,059,263
Payable upon return of securities loaned	669,900
Fund shares repurchased	616,171
Amounts owed to affiliates	127,733
Variation margin	26,741
Forward foreign currency exchange contracts, at value	6,191
Accrued expenses and other liabilities	113,957

Total liabilities	16,619,956

Net Assets:

Paid-in capital	156,533,589
Accumulated undistributed net investment income	464,515
Accumulated net realized loss on investments, futures and foreign currency related transactions	(22,767,421)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,143,130

NET ASSETS	$135,373,813

Net asset value, offering and redemption price per share:(b)
Class A	$15.79
Class B	$15.68
Class C	$15.66
Institutional	$15.82
Service	$15.81

Shares outstanding:
Class A	6,660,070
Class B	1,462,743
Class C	329,964
Institutional	133,505
Service	757

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	8,587,039

(a)	Includes restricted cash of $129,550 relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares is $16.71. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Statement of Operations
For the Six Months Ended February 28, 2003 (Unaudited)

Investment income:

Interest (including securities lending income of $25)	$1,908,554
Dividends(a)	599,107

Total income	2,507,661

Expenses:

Management fees	429,919
Distribution and Service fees(b)	269,380
Transfer Agent fees(c)	124,073
Custodian and accounting fees	107,835
Printing fees	30,613
Registration fees	12,376
Professional fees	14,867
Trustee fees	5,541
Service share fees	27
Other	34,921

Total expenses	1,029,552

Less — expense reductions	(151,200)

Net expenses	878,352

NET INVESTMENT INCOME	1,629,309

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized loss from:
Investment transactions	(2,716,837)
Futures transactions	(3,442,560)
Foreign currency related transactions	(38,270)
Net change in unrealized gain (loss) on:
Investments	509,619
Futures	1,592,404
Translation of assets and liabilities denominated in foreign currencies	16,486

Net realized and unrealized loss on investment, futures and foreign currency related transactions	(4,079,158)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,449,849)

(a)	Foreign taxes withheld on dividends were $295.
(b)	Class A, Class B and Class C Shares had Distribution and Service fees of $127,133, $115,726 and $26,521, respectively.
(c)	Class A, Class B, Class C, Institutional Class and Service Class Shares had Transfer Agent fees of $96,621, $21,988, $5,039, $423 and $2, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended	For the Year
	February 28,	Ended
	2003	August 31,
	(Unaudited)	2002
From operations:

Net investment income	$1,629,309	$3,516,334
Net realized loss from investment, futures and foreign currency related transactions	(6,197,667)	(9,084,467)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	2,118,509	(7,246,692)

Net decrease in net assets resulting from operations	(2,449,849)	(12,814,825)

Distributions to shareholders:

From net investment income
Class A Shares	(1,296,122)	(3,020,266)
Class B Shares	(214,440)	(563,724)
Class C Shares	(49,690)	(135,198)
Institutional Shares	(31,742)	(73,911)
Service Shares	(132)	(253)

Total distributions to shareholders	(1,592,126)	(3,793,352)

From share transactions:

Proceeds from sales of shares	27,971,247	32,466,571
Reinvestment of dividends and distributions	1,510,908	3,607,017
Cost of shares repurchased	(22,021,871)	(34,683,600)

Net increase in net assets resulting from share transactions	7,460,284	1,389,988

TOTAL INCREASE	3,418,309	(15,218,189)

Net assets:

Beginning of period	131,955,504	147,173,693

End of period	$135,373,813	$131,955,504

Accumulated undistributed net investment income	$464,515	$427,332

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements
February 28, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Balanced Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign securities may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes and reclaims where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line or pro rata basis depending upon the nature of the expense.

GOLDMAN SACHS BALANCED FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

F. Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Pursuant to the Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management, (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the Fund. Under the Agreement, the investment adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Fund’s portfolio. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, the investment adviser is entitled to a fee, computed daily and payable monthly, at an annual rate equal to 0.65% of the average daily net assets of the Fund.
     The investment adviser has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management fees, Distribution and Service fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.06% of the average daily net assets of the Fund. For the six months ended February 28, 2003, Goldman Sachs has agreed to reimburse approximately $150,000. In addition, the Fund has entered into certain offset arrangements with the

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

3. AGREEMENTS (continued)
custodian resulting in a reduction in the Fund’s expenses. For the six months ended February 28, 2003, custody fees were reduced by approximately $1,000.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as the distributor of shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended February 28, 2003, Goldman Sachs has advised the Fund that it retained approximately $61,500 and $100 for Class A and Class B Shares, respectively, and did retain any amounts from Class C Shares.
     Goldman Sachs also serves as the transfer agent of the Fund for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on an annualized basis) of the average daily net asset value of the Service Shares.
     As of February 28, 2003, the amounts owed to affiliates were approximately $67,000, $42,000 and $19,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of securities (excluding short-term investments and futures transactions) for the six months ended February 28, 2003, were $146,430,495 and $132,982,878, respectively. Included in these amounts are the cost of purchases and proceeds of sales and maturities of U.S. Government and agency obligations in the amounts of $99,561,823 and $95,181,695, respectively. For the six months ended February 28, 2003, Goldman Sachs earned approximately $13,000 of brokerage commissions from portfolio transactions, including futures transactions executed on behalf of the Fund.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell such contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS BALANCED FUND

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     At February 28, 2003, the Fund had outstanding forward foreign exchange contracts to sell foreign currencies as follows:

			Unrealized
Open Forward Foreign	Value on
Currency Sale Contracts	Settlement Date	Current Value	Gain	Loss

Euro expiring 3/26/2003	$248,722	$248,678	$44	$—
Polish Zloty expiring 4/09/2003	859,356	852,261	7,095	—
South African Rand expiring 3/11/2003	684,752	690,943	—	6,191

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$1,792,830	$1,791,882	$7,139	$6,191

     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2003, the Fund had sufficient cash and securities to cover any commitments under these contracts.

Option Accounting Principles — When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
     At February 28, 2003, the Fund did not have any written call options.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund daily depending on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s hedging strategies and potentially result in a loss.
     At February 28, 2003, open futures contracts were as follows:

	Number of Contracts			Unrealized
Type	Long/(Short)	Settlement Month	Market Value	Gain/(Loss)

Euro Dollar	9	March 2003	$2,220,413	$30,853

Euro Dollar	9	June 2003	2,221,875	46,266

Euro Dollar	9	September 2003	2,220,750	57,336

Euro Dollar	9	December 2003	2,216,700	62,624

Euro Dollar	9	March 2004	2,210,288	62,398

Euro Dollar	9	June 2004	2,202,638	59,698

S&P 500 Index	9	March 2003	1,892,025	(141,570)

10 Year U.S. Treasury Note	41	March 2003	4,785,469	207,256

10 Year U.S. Treasury Note	51	June 2003	5,884,125	55,926

10 Year Interest Rate Swap	(25)	June 2003	(2,850,781)	(33,805)

5 Year U.S. Treasury Note	(146)	June 2003	(16,600,656)	(97,794)

U.S. Treasury Bond	(15)	June 2003	(1,717,031)	(20,583)

			$4,685,815	$288,605

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Fund may lend its securities through its securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the six months ended February 28, 2003 is reported parenthetically on the Statement of Operations. For the six months ended February 28, 2003, BGA earned $4 in fees as securities lending agent. At February 28, 2003, the Fund loaned securities having a market value of $653,730 collateralized by cash in the amount of $669,900, which was invested in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM, for which GSAM receives an investment advisory fee. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. At February 28, 2003, there were no outstanding securities on loan to Goldman Sachs.

GOLDMAN SACHS BALANCED FUND

6. LINE OF CREDIT FACILITY

The Fund participates in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires the Fund to pay a fee based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2003, the Fund did not have any borrowings under this facility.

7. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At February 28, 2003, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $8,600,000 in principal amount. At February 28, 2003, the following repurchase agreements held in this Joint Account were fully collateralized by Federal Agency obligations:

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Bank of America Securities LLC	$500,000,000	1.37%	03/03/2003	$500,057,083

Bank of America Securities LLC	2,000,000,000	1.38	03/03/2003	2,000,230,000

Barclays Capital PLC	1,000,000,000	1.38	03/03/2003	1,000,115,000

Credit Suisse First Boston Corp.	1,000,000,000	1.39	03/03/2003	1,000,115,833

Deutsche Bank Securities, Inc.	2,000,000,000	1.37	03/03/2003	2,000,228,333

Greenwich Capital Markets	1,000,000,000	1.39	03/03/2003	1,000,115,833

J.P. Morgan Chase & Co., Inc.	1,750,000,000	1.38	03/03/2003	1,750,201,250

UBS Warburg LLC	2,199,400,000	1.38	03/03/2003	2,199,652,931

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$11,449,400,000			$11,450,716,263

 GOLDMAN SACHS BALANCED FUND

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

8. ADDITIONAL TAX INFORMATION

As of the Fund’s most recent fiscal year ended August 31, 2002, the Fund’s capital loss carryforward and certain timing differences on a tax basis were as follows:

Timing differences (post October losses)	$(9,637,104)
Capital loss carryforward	(6,796,931)
Capital loss carryforward years of expiration	2009-2010

At February 28, 2003, the Fund’s aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:

Tax Cost	$140,506,832

Gross unrealized gain	6,177,178
Gross unrealized loss	(6,843,862)

Net unrealized security loss	$(666,684)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

9. SUBSEQUENT EVENTS

In March 2003, Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM LP”), and in April 2003, GSAM LP assumed Goldman Sachs’ investment advisory responsibilities under its Agreement with the Trust on behalf of the Fund. The fees payable under the Agreement, and the personnel who manage the Fund, did not change as a result of GSAM LP’s assumption of responsibilities.

GOLDMAN SACHS BALANCED FUND

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended		For the Year Ended
	February 28, 2003		August 31, 2002

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,551,838	$24,595,084	1,482,331	$25,917,406
Reinvestments of dividends and distributions	79,554	1,252,299	166,822	2,933,865
Shares repurchased	(1,146,232)	(18,139,109)	(1,435,373)	(25,227,898)

	485,160	7,708,274	213,780	3,623,373

Class B Shares
Shares sold	170,211	2,702,395	316,385	5,502,789
Reinvestments of dividends and distributions	12,140	189,625	28,498	497,711
Shares repurchased	(196,366)	(3,110,976)	(422,849)	(7,286,042)

	(14,015)	(218,956)	(77,966)	(1,285,542)

Class C Shares
Shares sold	42,058	668,291	52,789	923,470
Reinvestments of dividends and distributions	2,632	41,085	6,378	111,270
Shares repurchased	(47,727)	(760,343)	(117,141)	(2,028,569)

	(3,037)	(50,967)	(57,974)	(993,829)

Institutional Shares
Shares sold	182	3,000	5,850	105,011
Reinvestments of dividends and distributions	1,761	27,767	3,633	63,918
Shares repurchased	(703)	(11,443)	(6,656)	(117,876)

	1,240	19,324	2,827	51,053

Service Shares
Shares sold	155	2,477	1,006	17,895
Reinvestments of dividends and distributions	8	132	15	253
Shares repurchased	—	—	(1,282)	(23,215)

	163	2,609	(261)	(5,067)

NET INCREASE	469,511	$7,460,284	80,406	$1,389,988

 GOLDMAN SACHS BALANCED FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
	of period	income		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$16.28	$0.20	(c)	$(0.48)		$(0.28)	$(0.21)	—	$(0.21)
2003 - Class B Shares	16.16	0.14	(c)	(0.47)		(0.33)	(0.15)	—	(0.15)
2003 - Class C Shares	16.15	0.14	(c)	(0.48)		(0.34)	(0.15)	—	(0.15)
2003 - Institutional Shares	16.31	0.23	(c)	(0.48)		(0.25)	(0.24)	—	(0.24)
2003 - Service Shares	16.30	0.19	(c)	(0.48)		(0.29)	(0.20)	—	(0.20)
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	18.34	0.47	(c)(e)	(2.03	)(e)	(1.56)	(0.50)	—	(0.50)
2002 - Class B Shares	18.21	0.33	(c)(e)	(2.01	)(e)	(1.68)	(0.37)	—	(0.37)
2002 - Class C Shares	18.19	0.33	(c)(e)	(2.00	)(e)	(1.67)	(0.37)	—	(0.37)
2002 - Institutional Shares	18.38	0.54	(c)(e)	(2.04	)(e)	(1.50)	(0.57)	—	(0.57)
2002 - Service Shares	18.35	0.44	(c)(e)	(2.02	)(e)	(1.58)	(0.47)	—	(0.47)

2001 - Class A Shares	21.42	0.54	(c)	(2.62)		(2.08)	(0.74)	(0.26)	(1.00)
2001 - Class B Shares	21.27	0.39	(c)	(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - Class C Shares	21.25	0.39	(c)	(2.60)		(2.21)	(0.59)	(0.26)	(0.85)
2001 - Institutional Shares	21.46	0.62	(c)	(2.62)		(2.00)	(0.82)	(0.26)	(1.08)
2001 - Service Shares	21.41	0.55	(c)	(2.65)		(2.10)	(0.70)	(0.26)	(0.96)

2000 - Class A Shares	20.38	0.60	(c)	1.75		2.35	(0.50)	(0.81)	(1.31)
2000 - Class B Shares	20.26	0.45	(c)	1.73		2.18	(0.36)	(0.81)	(1.17)
2000 - Class C Shares	20.23	0.45	(c)	1.74		2.19	(0.36)	(0.81)	(1.17)
2000 - Institutional Shares	20.39	0.71	(c)	1.75		2.46	(0.58)	(0.81)	(1.39)
2000 - Service Shares	20.37	0.59	(c)	1.74		2.33	(0.48)	(0.81)	(1.29)
FOR THE SEVEN MONTHS ENDED AUGUST 31,

1999 - Class A Shares	20.48	0.32		(0.19)		0.13	(0.23)	—	(0.23)
1999 - Class B Shares	20.37	0.22		(0.18)		0.04	(0.15)	—	(0.15)
1999 - Class C Shares	20.34	0.23		(0.19)		0.04	(0.15)	—	(0.15)
1999 - Institutional Shares	20.48	0.53		(0.35)		0.18	(0.27)	—	(0.27)
1999 - Service Shares	20.47	1.22		(1.14)		0.08	(0.18)	—	(0.18)
FOR THE YEARS ENDED JANUARY 31,

1999 - Class A Shares	20.29	0.58		0.20		0.78	(0.59)	—	(0.59)
1999 - Class B Shares	20.20	0.41		0.21		0.62	(0.45)	—	(0.45)
1999 - Class C Shares	20.17	0.41		0.21		0.62	(0.45)	—	(0.45)
1999 - Institutional Shares	20.29	0.64		0.20		0.84	(0.65)	—	(0.65)
1999 - Service Shares	20.28	0.53		0.21		0.74	(0.55)	—	(0.55)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on average shares outstanding methodology.

(d)	Includes the effect of mortgage dollar roll transactions.
(e)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities and reclassifying all paydown losses to income. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $0.02, increase net realized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets by 0.14%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate(d)

$15.79	(1.73)%	$105,154	1.17	%(b)	2.62%	(b)	1.40	%(b)	2.39%	(b)	104%
15.68	(2.06)	22,930	1.92	(b)	1.87	(b)	2.15	(b)	1.64	(b)	104
15.66	(2.11)	5,167	1.92	(b)	1.87	(b)	2.15	(b)	1.64	(b)	104
15.82	(1.53)	2,111	0.77	(b)	3.02	(b)	1.00	(b)	2.79	(b)	104
15.81	(1.76)	12	1.27	(b)	2.53	(b)	1.50	(b)	2.30	(b)	104

16.28	(8.67)	100,541	1.16		2.61	(e)	1.38		2.39	(e)	169
16.16	(9.38)	23,871	1.91		1.86	(e)	2.13		1.64	(e)	169
16.15	(9.34)	5,377	1.91		1.86	(e)	2.13		1.64	(e)	169
16.31	(8.33)	2,157	0.76		3.01	(e)	0.98		2.79	(e)	169
16.30	(8.79)	10	1.26		2.49	(e)	1.48		2.27	(e)	169

18.34	(9.95)	109,350	1.15		2.78		1.34		2.59		187
18.21	(10.62)	28,316	1.90		2.03		2.09		1.84		187
18.19	(10.63)	7,113	1.90		2.03		2.09		1.84		187
18.38	(9.56)	2,379	0.75		3.18		0.94		2.99		187
18.35	(10.06)	16	1.25		2.84		1.44		2.65		187

21.42	12.00	135,632	1.12		2.94		1.29		2.77		154
21.27	11.17	33,759	1.87		2.19		2.04		2.02		154
21.25	11.23	8,658	1.87		2.19		2.04		2.02		154
21.46	12.59	2,509	0.72		3.46		0.89		3.29		154
21.41	11.89	17	1.22		2.86		1.39		2.69		154

20.38	0.62	169,395	1.10	(b)	2.58	(b)	1.32	(b)	2.36	(b)	90
20.26	0.20	40,515	1.85	(b)	1.83	(b)	2.07	(b)	1.61	(b)	90
20.23	0.18	11,284	1.85	(b)	1.84	(b)	2.07	(b)	1.62	(b)	90
20.39	0.86	2,361	0.70	(b)	2.96	(b)	0.92	(b)	2.74	(b)	90
20.37	0.39	15	1.20	(b)	2.46	(b)	1.42	(b)	2.24	(b)	90

20.48	3.94	192,453	1.04		2.90		1.45		2.49		175
20.37	3.15	43,926	1.80		2.16		2.02		1.94		175
20.34	3.14	14,286	1.80		2.17		2.02		1.95		175
20.48	4.25	8,010	0.73		3.22		0.95		3.00		175
20.47	3.80	490	1.23		2.77		1.45		2.55		175

 GOLDMAN SACHS BALANCED FUND

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0

Gary D. Black	38,118,912,965	0	74,351,590	0

Patrick T. Harker	38,118,709,249	0	74,555,307	0

James A. McNamara	38,118,863,514	0	74,401,042	0

Mary Patterson McPherson	38,117,855,582	0	75,408,974	0

Alan A. Shuch	38,117,329,648	0	75,934,908	0

Wilma J. Smelcer	38,117,103,238	0	76,161,317	0

Richard P. Strubel	38,116,893,596	0	76,370,960	0

Kaysie P. Uniacke	38,116,693,245	0	76,571,311	0

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $329.6 billion in assets under management as of December 31, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund†
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Municipal Fund
- Global Income Fund
- High Yield Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

* *Effective July 1, 2002 the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

† *The Goldman Sachs Concentrated Growth Fund was launched on September 3, 2002.*

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E S
Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
G O L D M A N , S AC H S & CO.
Distributor and Transfer Agent O F F I C E R S
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M.
Perlowski, Treasurer Howard B. Surloff, Secretary
G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P.
Investment Adviser Visit our internet address: www.gs.com/funds
The reports concerning the Funds included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Fund. Investors should read the Prospectus carefully before investing or sending money.
The Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.
Goldman, Sachs & Co. is the distributor of the Fund.
Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2003 / 03-522 BALSAR /8.9K / 04-03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	In the last 90 days, there have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	May 2, 2003